Warrants (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Warrants and Rights Note Disclosure [Abstract]
Beginning balance	$ 1,129,246	$ 1,729,111
Fair value change of the issued warrants included in earnings	99,821	110,018
Ending balance	$ 1,229,067	$ 1,839,129